USAA Tax Exempt Long-Term Fund Shares	USAA S&P 500 Index Fund Reward Shares
USAA Tax Exempt Long-Term Fund Adviser Shares	USAA S&P 500 Index Fund Member Shares
USAA Tax Exempt Intermediate-Term Fund Shares	USAA Nasdaq-100 Index Fund Shares
USAA Tax Exempt Intermediate-Term Fund Adviser Shares	USAA Nasdaq-100 Index Fund R6 Shares
USAA Tax Exempt Short-Term Fund Shares	USAA Extended Market Index Fund Shares
USAA Tax Exempt Short-Term Fund Adviser Shares	USAA Ultra Short-Term Bond Fund Shares
USAA Tax Exempt Money Market Fund Shares	USAA Ultra Short-Term Bond Fund Institutional Shares
USAA Target Managed Allocation Fund Shares	USAA Ultra Short-Term Bond Fund R6 Shares
USAA California Bond Fund Shares	SUPPLEMENT DATED OCTOBER 1, 2018
USAA California Bond Fund Adviser Shares	TO THE FUND'S PROSPECTUS
USAA New York Bond Fund Shares	DATED MAY 1, 2018
USAA New York Bond Fund Adviser Shares
USAA Virginia Bond Fund Shares	USAA Target Retirement Income Fund Shares
USAA Virginia Bond Fund Adviser Shares	USAA Target Retirement 2020 Fund Shares
USAA Global Equity Income Fund Shares	USAA Target Retirement 2030 Fund Shares
USAA Global Equity Income Fund Institutional Shares	USAA Target Retirement 2040 Fund Shares
SUPPLEMENT DATED OCTOBER 1, 2018	USAA Target Retirement 2050 Fund Shares
TO THE FUND'S PROSPECTUS	USAA Target Retirement 2060 Fund Shares
DATED AUGUST 1, 2018	USAA Global Managed Volatility Fund Shares
USAA Global Managed Volatility Fund Institutional Shares
USAA Aggressive Growth Fund Shares	SUPPLEMENT DATED OCTOBER 1, 2018
USAA Aggressive Growth Fund Institutional Shares	TO THE FUND'S PROSPECTUS
USAA Growth & Income Fund Shares	DATED MAY 1, 2018 AS SUPPLEMENTED JUNE 7, 2018
USAA Growth & Income Fund Institutional Shares
USAA Growth & Income Fund Adviser Shares	USAA Growth Fund Shares
USAA Income Stock Fund Shares	USAA Growth Fund Institutional Shares
USAA Income Stock Fund Institutional Shares	SUPPLEMENT DATED OCTOBER 1, 2018
USAA Income Stock Fund R6 Shares	TO THE FUND'S PROSPECTUS
USAA Science & Technology Fund Shares	DATED DECEMBER 1, 2017 AS SUPPLEMENTED JANUARY 26, 2018
USAA Science & Technology Fund Adviser Shares
USAA Short-Term Bond Fund Shares	USAA Income Fund Shares
USAA Short-Term Bond Fund Institutional Shares	USAA Income Fund Institutional Shares
USAA Short-Term Bond Fund Adviser Shares	USAA Income Fund Adviser Shares
USAA Short-Term Bond Fund R6 Shares	USAA Income Fund R6 Shares
USAA Money Market Fund Shares	SUPPLEMENT DATED OCTOBER 1, 2018
USAA High Income Fund Shares	TO THE FUND'S PROSPECTUS
USAA High Income Fund Institutional Shares	DATED DECEMBER 1, 2017 AS SUPPLEMENTED MARCH 8, 2018
USAA High Income Fund Adviser Shares
USAA High Income Fund R6 Shares	USAA Intermediate-Term Bond Fund Shares
USAA Capital Growth Fund Shares	USAA Intermediate-Term Bond Fund Institutional Shares
USAA Capital Growth Fund Institutional Shares	USAA Intermediate-Term Bond Fund Adviser Shares
USAA Value Fund Shares	USAA Intermediate-Term Bond Fund R6 Shares
USAA Value Fund Institutional Shares	SUPPLEMENT DATED OCTOBER 1, 2018
USAA Value Fund Adviser Shares	TO THE FUND'S PROSPECTUS
SUPPLEMENT DATED OCTOBER 1, 2018	DATED DECEMBER 1, 2017 AS SUPPLEMENTED MARCH 23, 2018
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2017	USAA Small Cap Stock Fund Shares
USAA Small Cap Stock Fund Institutional Shares
SUPPLEMENT DATED OCTOBER 1, 2018
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2017 AS SUPPLEMENTED MARCH 29, 2018

Effective on October 1, 2018, the Funds will no longer accept redemption requests by fax. Therefore, the paragraph in each Fund’s prospectus referencing faxes under the “Contacting USAA” subsection found under “OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES” is deleted.

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